Leases - Components of lease cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lessee Disclosure [Abstract]
Operating lease costs	$ 2,972	$ 3,068
Short-term lease costs	42	68
Total	$ 3,014	$ 3,136